Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted cash
Escrow account	$ 4,247	$ 4,136
Indemnity asset	1,000	1,867
Total	5,247	6,003
Current	4,247	0	$ 0
Non-current	$ 1,000	$ 6,003	$ 6,047